Capital management - Additional information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Capital to maintain above minimum capital requirement	1.00%
Contracts under financial covenants	R$ 619,337	R$ 1,217,308